Investment Strategy - Carbon Collective Climate Solutions U.S. Equity ETF	Mar. 10, 2025
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the Fund no longer invests in micro-capitalization companies. Consequently, the second sentence in the last paragraph under “Principal Investment Strategies” is replaced with the below:
Strategy Narrative [Text Block]	“The Fund’s portfolio will typically hold the securities of between 100 and 150 companies.”